Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

February 29, 2008

Filing Room

Securities & Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Manning & Napier Fund, Inc. (File Nos. 2-92633 and 811-04087) / Rule 497(j)
Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Conservative
Term Series, Pro-Blend Maximum Term Series, Tax Managed Series, Equity Series, and Overseas Series.

Dear Sir or Madam:

The registrant hereby certifies, pursuant to paragraph (j) of Rule 497, that the form of the prospectuses for the series referenced above and the Statement of Additional Information dated March 1, 2008 that would have been filed under paragraph (c) of Rule 497 does not differ from the form of such prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 63, which was filed electronically under Accession Number 0001193125-08-042057 on February 28, 2008.

Sincerely,

MANNING & NAPIER FUND, INC.

/s/ Jodi L. Hedberg

Jodi L. Hedberg

Corporate Secretary